Short-Term Borrowings (Details) - CNY (¥) ¥ in Thousands	1 Months Ended					2 Months Ended	4 Months Ended	12 Months Ended
	Aug. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Aug. 31, 2019	Aug. 30, 2019	Apr. 30, 2020	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Nov. 30, 2020	May 31, 2020	Apr. 30, 2019	Jun. 30, 2018	May 31, 2018	Dec. 31, 2017
Short-Term Borrowings (Details) [Line Items]
Interest rate								12.24%								6.00%
annual interest rate								4.785%		4.785%
Long term line of credit								¥ 90,000
Description of repaid deposit								The Group repaid the intention deposit of RMB 5,000 and all interest as of January 31, 2020 before April 10, 2020. And the Group repaid RMB 5,000 per month from May 2020 to September 2020, and all interest after January 30, 2020 were repaid on September 20, 2020.
PRC Commercial Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loan amount			¥ 10,000										¥ 20,000		¥ 20,000
Interest rate			6.09%										1.35%		1.35%
Line of credit				¥ 30,000								¥ 1,500		¥ 30,000
annual interest rate														5.655%
Annual interest rate percentage	5.20%	4.50%						6.80%
Loan agreement, description				the Group entered into a loan agreement with a PRC commercial bank obtain a loan totalling RMB10,000 which bears interest at a rate of 5.075‰ per month, with a maturity date of February 2020. The Group drew one tranches of loan totalling RMB 10,000 and the loan was repaid on February 20, 2020.
Amount withdrew	¥ 1,000	¥ 1,500						¥ 37,957
Maturity date			In March 2020, the Group entered into a loan agreement with a PRC commercial bank obtain a loan totalling RMB10,000 which bears interest at a rate of 6.09% per year, with a maturity date of September 2020.
Long term line of credit											¥ 90,000
PRC Commercial Bank One [Member]
Short-Term Borrowings (Details) [Line Items]
Line of credit				¥ 30,000
Red Star [Member]
Short-Term Borrowings (Details) [Line Items]
Annual interest rate percentage					12.00%
Down payment								¥ 30,000
Innoven Capital [Member]
Short-Term Borrowings (Details) [Line Items]
Credit facility agreement, description								In August 2019, the Group entered into a credit facility agreement of USD 3,000 (approximately RMB21,079) with Innoven Capital China Pte., Ltd. (‘‘Innoven Capital’’). In August 2019 and September 2019, the Group drew RMB10,539 and RMB10,539, respectively. The interest rate is 9.0% per annum. And the loans were repaid in 2020.
Seven Tranches [Member] | PRC Commercial Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loan amount									¥ 24,200
Annual interest rate percentage									5.655%
Three Tranches [Member] | PRC Commercial Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loan amount						¥ 9,000
Annual interest rate percentage						5.655%
Four Tranches [Member] | PRC Commercial Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loan amount							¥ 28,789
Annual interest rate percentage							5.6115%
Four Tranches [Member] | PRC Commercial Bank One [Member]
Short-Term Borrowings (Details) [Line Items]
Loan amount							¥ 28,789
Annual interest rate percentage							5.6115%
Five Tranches [Member] | PRC Commercial Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loan amount									¥ 4,579
Annual interest rate percentage									5.655%
One Tranches [Member] | PRC Commercial Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loan amount			¥ 3,520